BRIGHTHOUSE LIFE INSURANCE COMPANY

BRIGHTHOUSE SEPARATE ACCOUNT A

SUPPLEMENT DATED JUNE 21, 2023

TO THE

PROSPECTUS DATED MAY 1, 2023

(Flexible Bonus, Retirement Companion, Smart Choice)

This supplement revises information contained in the prospectus dated May 1, 2023 for the Group Flexible Payment Variable Annuity contracts issued by Brighthouse Life Insurance Company (“we,” or “us”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of your prospectus, write to us at: Brighthouse Life Insurance Company, P.O. Box 4261, Clinton, IA 52733-4261, call us at (833) 208-3018 or access the Securities and Exchange Commission’s website at http://sec.gov. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

Information Change for the Office that Administers Your Contract

Effective July 5, 2023, contact information for the office that administers your contract will change. Please use the new contact information listed below. We will continue to accept requests and elections at the old address until close of the New York Stock Exchange on October 3, 2023. After this date, requests and elections (including payments and loan repayments) sent to an address other than the specified address provided below, may be returned or there may be a delay in processing requests.

☐	Telephone: (833) 208-3018, Monday – Friday 9:00AM – 7:00PM Eastern Time

☐	Fax: (877) 319-2495

☐	Address:

Rollover Requests (ERISA plan)	Brighthouse Life Insurance Company P.O. Box 71601 Philadelphia, PA 19176-1601

Rollover Requests (Non-ERISA plan/ IRA account)	Brighthouse Life Insurance Company P.O. Box 70255 Philadelphia, PA 19176-0255

Loan Repayments (ERISA plan)	Brighthouse Life Insurance Company P.O. Box 71602 Philadelphia, PA 19176-1602

Loan Repayments (Non-ERISA plan)	Brighthouse Life Insurance Company P.O. Box 70248 Philadelphia, PA 19176-0248

FLEX_702_PRO

Payments/ Contributions (Non-Qualified/ IRA account)	Brighthouse Life Insurance Company P.O. Box 70247 Philadelphia, PA 19176-0247

Payroll Remittance (ERISA plan)	Brighthouse Life Insurance Company P.O. Box 71603 Philadelphia, PA 19176-1603

Payroll Remittance (Non-ERISA plan)	Brighthouse Life Insurance Company P.O. Box 70246 Philadelphia, PA 19176-0246

All other Correspondence and Requests	Brighthouse Life Insurance Company P.O. Box 4261 Clinton, IA 52733-4261

This change does not affect any of your contractual provisions. All rights and benefits you have with your contract remain the same.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE